Basic and diluted net earnings (loss) per share - Schedule of Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Net earnings attributable to shareholders of AQN from continuing operations	$ 218.5	$ 65.3
Series A and D shares dividend	10.5	10.5
Net earnings attributable to common shareholders of AQN from continuing operations	208.0	54.8
Net loss attributable to common shareholders of AQN from discontinued operations	(37.7)	(1,445.8)
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. – basic	170.3	(1,391.0)
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. – diluted	$ 170.3	$ (1,391.0)
Weighted average number of shares
Basic (in shares)	768,098,435	731,721,239
Effect of dilutive securities (in shares)	4,308,691	2,328,020
Diluted average number of shares (in shares)	772,407,126	734,049,259
Basic net earnings per share from continuing operations (USD per share)	$ 0.27	$ 0.07
Diluted net earnings per share from continuing operations (USD per share)	0.27	0.07
Basic net loss per share from discontinued operations (USD per share)	(0.05)	(1.97)
Diluted net loss per share from discontinued operations (USD per share)	(0.05)	(1.97)
Basic net earnings (loss) per share (USD per share)	0.22	(1.90)
Diluted net earnings (loss) per share (USD per share)	$ 0.22	$ (1.90)
Series A preferred share dividend
Class of Stock [Line Items]
Series A and D shares dividend	$ 5.6	$ 5.8
Series D preferred share dividend
Class of Stock [Line Items]
Series A and D shares dividend	$ 4.9	$ 4.7